OIL AND GAS PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Extractive Industries [Abstract]
Oil and gas interests

The following table summarizes the Company’s oil and gas activities by classification for the six months ended June 30, 2020 (in thousands):

	Balance at December 31, 2019	Additions	Disposals	Transfers	Balance at June 30, 2020
Oil and gas properties, subject to amortization	$107,164	$4,924	$—	$7,284	$119,372
Oil and gas properties, not subject to amortization	14,896	478	—	(7,284)	8,090
Asset retirement costs	1,547	(230)	—	—	1,317
Accumulated depreciation and depletion	(31,759)	(5,186)	—	—	(36,945)
Total oil and gas assets	$91,848	$(14)	$—	$—	$91,834

The following tables summarize the Company’s oil and gas activities by classification for the years ended December 31, 2019 and 2018, respectively (in thousands):

	Balance at December 31,				Balance at December 31,
	2018	Additions	Disposals	Transfers	2019
Oil and gas properties, subject to amortization	$70,803	$29,900	$(135)	$6,596	$107,164
Oil and gas properties, not subject to amortization	8,516	12,976	—	(6,596)	14,896
Asset retirement costs	2,188	(641)	—	—	1,547
Accumulated depreciation and depletion	(21,045)	(10,714)	—	—	(31,759)
Total oil and gas assets	$60,462	$31,521	$(135)	$—	$91,848

	Balance at December 31,				Balance at December 31,
	2017	Additions	Disposals	Transfers	2018
Oil and gas properties, subject to amortization	$49,356	$21,447	$—	$—	$70,803
Oil and gas properties, not subject to amortization	—	8,516	—	—	8,516
Asset retirement costs	260	1,928	—	—	2,188
Accumulated depreciation and depletion	(14,694)	(6,351)	—	—	(21,045)
Total oil and gas assets	$34,922	$25,540	$—	$—	$60,462

Summary of purchase price

The following table summarizes the allocation of the purchase price to the net assets acquired (in thousands):

Purchase price at September 1, 2018
Cash paid	$20,816
Contingent consideration	500
Total consideration paid	$21,316

Fair value of net assets acquired at September 1, 2018
Restricted cash for bonds	$2,316
Oil and gas properties	21,012
Total assets	23,328

Asset retirement obligations	2,012
Total liabilities	2,012
Net assets acquired	$21,316

The following table summarizes the allocation of the purchase price to the net assets acquired (in thousands):

Purchase price at August 1, 2018
Cash paid	$537

Fair value of net assets acquired at August 1, 2018
Cash	$2
Accounts receivable – oil and gas	59
Other current assets	39
Oil and gas properties	742
Bonds	105
Total assets	947

Current liabilities	361
Asset retirement obligations	49
Total liabilities	410
Final Purchase price	$537

Pro forma

The following table presents the Company’s supplemental unaudited consolidated pro forma total revenues, lease operating costs, net income (loss) and net income (loss) per common share for the year ended December 31, 2018 as if the acquisition of the New Mexico assets had occurred on January 1, 2018 (in thousands except for share and per share amounts):

	PEDEVCO	New Mexico Asset Acquisition(1)	Proforma Combined
Revenue	$4,523	$1,222	$5,745
Lease operating costs	$(2,821)	$(931)	$(3,752)
Net income (loss)	53,607	$(1,481)	$52,126
Net income (loss) per common share (diluted)	$4.74	$(0.15)	$4.59

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(1)	Amount are based on Company estimates.